Fair Value Measurements (Details) - Fair value measurements recurring basis	Sep. 30, 2015 USD ($)
Level 1
Liabilities
Stock-based compensation liability
Level 2
Liabilities
Stock-based compensation liability
Level 3
Liabilities
Stock-based compensation liability	$ 12,726,722